Financial instruments - Fair values and risk management - Remaining contractual maturities of financial liabilities (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 2,008,562	$ 1,514,993
Derivative financial liabilities, undiscounted cash flows	6,505	8,601
Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,667,567	1,191,925
Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	223,550	180,865
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	41,125	70,245
Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	76,319	71,958
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	6,505	8,601
Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	371,629	236,333
Derivative financial liabilities, undiscounted cash flows	2,397	2,194
Less than 1 year | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	145,175	55,079
Less than 1 year | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	126,672	61,320
Less than 1 year | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	23,464	47,976
Less than 1 year | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	76,319	71,958
Less than 1 year | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	2,397	2,194
Less than 1 year | Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,527,684	616,382
Derivative financial liabilities, undiscounted cash flows	4,108	6,406
Between 1 and 5 years | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,413,221	474,687
Between 1 and 5 years | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	96,878	119,545
Between 1 and 5 years | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	17,585	22,150
Between 1 and 5 years | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Between 1 and 5 years | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	4,108	6,406
Between 1 and 5 years | Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
More than five years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	109,249	662,278
Derivative financial liabilities, undiscounted cash flows	0	0
More than five years | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	109,172	662,159
More than five years | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
More than five years | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	77	119
More than five years | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
More than five years | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
More than five years | Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Other Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,788,499	1,345,371
Derivative financial liabilities	2,987	6,385
Other Financial Liabilities | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,469,068	1,055,139
Other Financial Liabilities | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	204,061	151,353
Other Financial Liabilities | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	39,051	66,921
Other Financial Liabilities | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	76,319	71,958
Other Financial Liabilities | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	2,987	6,385
Other Financial Liabilities | Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	$ 0	$ 0